Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

Acquisition of Bronx

On October 10, 2019, the Company acquired a former franchisee location in the Bronx, New York, as a corporate store (the “Bronx Acquisition”). The purchase price of the store was $600,000, of which $30,000 related to equipment purchased and the remaining $570,000 was accounted for as goodwill. The purchase price is payable as follows: $300,000 that was paid at closing and the remaining $300,000 is payable pursuant to a five-year promissory note with an eight percent interest rate.

Board Compensation

On October 19, 2019 the Company authorized the issuances of an aggregate of 3,748 share of common stock to the members of the board of directors.

NOTE 18 – SUBSEQUENT EVENTS

Company-Owned Restaurants

Subsequent to December 31, 2018 and through the date of the issuance of these consolidated financial statements, the Company opened one additional company-owned restaurant, two franchised restaurants and closed six franchised restaurants.

Convertible Notes

On or about January 23, 2019, the Company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company’s stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $7.00 per share.

Other Notes Payable

On or about January 23, 2019, the Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company’s stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $7.00 per share.

During April 2019, the Company repaid other notes payable in the aggregate principal amount of $710,000, of which $435,000 belong to related parties. In addition, the company issued 84,427 of the company’s common stock as payment for the interest incurred on the other notes payable repaid in the aggregate amount of $590,989.

On May 14, 2019, the Company issued a $91,000 promissory note to a related party. The note has a stated interest rate of 15% over the original term of one year with monthly interest payments. The note becomes due in one year or the first day the Company trades publicly on an exchange.

15% Senior Secured Convertible Notes

Subsequent to December 31, 2018 through the date of the issuance of these consolidated financial statements, the Company entered into SPA with Investors providing for the sale by the Company to the investors of SPA Notes in the aggregate amount of $2,973,000, of which a $100,000 was issued to related parties.

On April 10, 2019, the Company and the investors that participated in its September 2018 Offering entered into an amendment pursuant to which the conversion price of the 15% Senior Secured Convertible Promissory Notes was amended to equal 25% of the per share offering price paid by investors in the public offering in conjunction with an uplisting to a national exchange. However, in the event the holder is required to sign a Lock-Up Agreement as part of the public offering in conjunction with an uplisting to a national exchange, then the conversion price shall be 17.5% of the per share offering price paid by investors in the public offering in conjunction with an uplisting to a national exchange.

In addition to the SPA Notes, the Investors also received warrants to purchase common stock of 309,142 shares of the Company (the “Warrants”). The Investors are entitled to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The Warrants are exercisable for five years at an exercise price of $8.40. In the event the conversion price is adjusted as contemplated above, then the exercise price shall adjust to equal 120% of the adjusted conversion price. The Investors may exercise the Warrants on a cashless basis.

Employment Agreements

On May 5, 2019, the Company entered into an Employment Agreement with Rodney Silva. Pursuant to the Employment Agreement, Mr. Silva will be engaged as Vice President of Brand Development/Franchise Sales of the Company for a period of eighteen months unless earlier terminated pursuant to the terms of the agreement. The Employment Agreement will be automatically extended upon the IPO. During the term of the Employment Agreement, Mr. Silva will be entitled to a base salary at the annualized rate of $150,000. Mr. Silva will be eligible for a discretionary performance bonus to be paid in cash following the closing of the IPO. Mr. Silva is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees.

On May 6, 2019, the Company appointed Aimee Infante as Chief Marketing Officer of the Company and entered into an Employment Agreement with Ms. Infante. Pursuant to the Employment Agreement, Ms. Infante will be employed as Chief Marketing Officer of the Company for a period of two years unless earlier terminated pursuant to the terms of the Employment Agreement. During the term of the Employment Agreement, Ms. Infante will be entitled to a base salary at the annualized rate of $125,000, which will be increased to $150,000 upon the completion of a public offering of not less than $3 million together with listing on a national exchange (the “Public Offering”). Following the closing of the Public Offering, Ms. Infante will receive a one-time $10,000 cash bonus and will be entitled to an annual cash bonus based on 25% of her base salary subject to satisfying specific written criteria. The Company agreed to issue Ms. Infante 714 restricted stock units upon closing of the Public Offering, which may be increased to 1,428 restricted stock units if the Public Offering is in excess of $5 million. Ms. Infante is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees.

12% Secured Convertible Notes

During April 2019 through the date of the issuance of these condensed consolidated financial statements, Muscle USA entered into April 2019 SPA with the April 2019 Investors providing for the sale by the Company to the investors of April 2019 Notes in the aggregate amount of $3,175,000 (the “April 2019 Offering”).

The 12% Notes bear interest at 12% per annum, paid quarterly, and mature 18 months from issuance. The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $14.00 per share (the “April 2019 Conversion Price”); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the “Discounted Public Offering Price”) is less than $14.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.

In addition to the April 2019 Notes, the Investors also received 226,785 warrants to purchase common stock of the Company (the “Warrants”) that entitles the holder to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The Warrants are exercisable for five years at an exercise price of 115% of the conversion price.

Upon the occurrence of the listing of the Company’s common stock on a national securities exchange, the sale of all or substantially all of the Company’s stock, the sale or licensing of all or substantially all of the Company’s assets or any combination of the foregoing, the entire unpaid and outstanding principal amount and any accrued interest thereon under the April 2019 Notes shall automatically convert in whole without any further action by the holders.

As long as the April 2019 Notes remain outstanding, the Company has agreed that, among other items, it will only use proceeds from the sale of the April 2019 Notes and exercise of the Warrants for specific corporate purposes as set forth in the April 2019 SPA, will not incur or permit indebtedness or liens unless permitted and will not enter into variable priced transactions. The Company, Muscle USA and the April 2019 Investors entered into Security and Pledge Agreements providing that the obligations to the April 2019 Investors are secured by substantially all of Muscle USA’s assets.

The Company granted the Investors piggyback registration rights with respect to the shares of common stock underlying the Notes and the Warrants.

Operating Leases

Subsequent to December 31, 2018, the Company became obligated for payments pursuant to three new lease agreements for restaurant spaces with lease terms of 10 years, exclusive of options to renew. These lease agreements have a monthly rent expense based on a percentage fee of eight percent of gross sales for less than $1,000,000 and ten percent of gross sales greater than $1,000,000 for each year of the agreement.

On August 1, 2019, we entered a settlement agreement with a landlord in connection with the prior executive office in Houston, Texas as we vacated the property on April 30, 2018. The Company owed the landlord the sum of $58,522. The landlord agreed to accept $32,283 as full payment of the damages. Pursuant to the settlement we will make three equal payments of $10,761 with the first payment to be made on August 2, 2019, the second payment is to be made on September 1, 2019 and the final payment is to be made on October 1, 2019. As of the date of the issuance of these condensed consolidated financial statements the Company made the first payment of $10,761 pursuant to the agreement.

Litigations, Claims and Assessments

On January 18, 2019, the Company entered into an expense reimbursement agreement with an employee in connection with unreimbursed expenses incurred on behalf of the Company in the amount of $81,140 recorded in accounts payable and accrued expenses as of December 31, 2018. The Company shall pay the employee as follows (a) $1,750 upon execution of the agreement, (b) $1,000 a month commencing on January 25, 2019 ending May 24, 2019, (c) a onetime payment of $40,000 on the earlier of March 31, 2019 or when the Company has fully received the anticipated funding from the a tranche of the 15% Senior Secured Convertible Notes and (d) on the earlier of May 31, 2019 or when the Company has fully received the anticipated funding from the second tranche of the 15% Senior Secured Convertible Notes. As of December 31, 2018, the Company accrued for the liability in accounts payable and accrued expenses. As of the date of the issuance of these condensed consolidated financial statements the full amount has been repaid.

On or about March 7, 2019, the Company was listed as a defendant to a lawsuit filed by a contractor in the State of Texas. The contractor is claiming a breach of contract and is seeking approximately $32,809 in damages for services claimed to be rendered by the contractor. The Company is working with legal counsel in order to reach a settlement. As of December 31, 2018, the Company accrued for the liability in accounts payable and accrued expenses.

On May 6, 2019, the Company entered into a commission’s payment agreement in the aggregate amount of $45,894 in connection with past due commission recorded in accounts payable and accrued expenses as of December 31, 2018. The Company shall pay the employee the outstanding commission balance as follows (a) $10,894 upon execution of the agreement and (b) $7,000 per month for five months start on May 31, 2019. As of the date of the issuance of these condensed consolidated financial statements the full amount has been repaid.

Trademark

During July 2019 the Company filed an application to register a trade name and service mark for “Healthy Joe’s” that will be used in connection with the development and operating of potential Healthy Joe’s restaurants. If the trademark is approved, the Company will license the rights to use the Healthy Joe’s trademark and intellectual property to the wholly-owned subsidiaries, Muscle Maker Development and Muscle Maker Corp., and to further sublicense them to our franchisees for use in connection with Healthy Joe’s restaurants.

Consulting Agreement

On May 24, 2019, the Company entered into a Consulting Agreement with a project management group to assist with various financial matters, documentation and presentations as needed. Pursuant to the terms of the agreement, the Company will pay $5,000 per month until the contract is cancelled by either party with written notice.

During July 2019, the Company entered into a Consulting Agreement, effective as of July 1, 2019, with an advisory group to provide strategic business services in connection with a future offering. The term of the agreement is for one year. Pursuant to the terms of the agreement, the Company issued 41,428 restricted shares of common stock on or before July 15, 2019 and agree to pay a cash fee of $75,000 upon signing the agreement.

During July 2019, the Company entered into a Consulting Agreement with a consultant with a background in menu and recipe development to develop a new menu and recipes for a new healthy restaurant concept called Healthy Joe’s. The Company will issue 1,642 shares of common stock as payment pursuant to the agreement and reimburse the consultant for any out of pocket expenses in connection with the services provided pursuant to the agreement.

Underwriters Agreement

On July 29, 2019, the Company entered into an Underwriters agreement for a proposed public offering by the Company of up to $7,000,000, plus a 15% overallotment, consisting of the common stock of the Company. The price and terms of the common stock offered shall be determined prior to the effective date of the registrations statement. The term of the contract is 12 months from the effective date of the agreement.

Board Compensation

On July 16, 2019, the board of directors approved a board compensation plan that would compensate the board members for their deferred compensation for 2019, 2018 and 2017. Each of the existing board members would have to entered into a letter agreement. The board members are eligible for cash compensation of $9,000 per year to be paid on a quarterly basis of $2,250. To be paid as follows: (i) directors serving on the board during 2018 and 2017, will be granted shares is lieu of payment as the letter agreements set forth certain terms pursuant to which the directors will serve as directors of the Company.

The letter agreements provide that each director will receive an annual cash fee of $9,000 as consideration for their service as a director. In addition, each director will receive 1,428 shares of common stock per year for service as director, 185 shares of common stock per year for service on each committee and 142 shares of common stock per year for service as chair for such committee. The shares of common stock for committee service will be limited to two committees.

As directors have not received compensation for services to date, the Company agreed to provide equity in lieu of cash compensation and equity compensation for services rendered during 2017, 2018 and 2019. For past director services in lieu of cash unpaid to date: (i) directors that served as directors during the year ended December 31, 2017 will each receive shares of common stock valued at $4,500 to be priced at the price per share of the Company’s public offering in connection with its uplisting (the “Uplisting Offering”), (ii) directors that served as directors during the year ended December 31, 2018 will each receive shares of common stock valued at $9,000, which shall be prorated for a partial year of service, to be priced at the price per share of the Uplisting Offering and (iii) directors that served as directors during the year ended December 31, 2019 through the date of the Uplisting Offering will each receive shares of common stock valued at $9,000, which shall be prorated for a partial year of service, to be priced at the price per share of the Uplisting Offering. Following the public offering, directors will be paid cash for the balance of 2019.

As further compensation for past director services, the Company will issue shares of common stock as follows, which shall be prorated for a partial year: (i) directors that served as directors during the year ended December 31, 2017 will each receive 714 shares of common stock, (ii) directors that served as directors during the year ended December 31, 2018 will each receive 1,428 shares of common stock and (iii) directors that served as directors during the year ended December 31, 2019 will each receive 714 shares of common stock.